Financial Risk Management and Fair Values of Financial Instruments - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 CNY (¥)
Disclosure of detailed information about financial instruments [Line Items]
Net deposits made by Unicom Group and its subsidiaries	¥ 5,526,000,000	¥ 1,754,000,000	$ 849
Transfer between Level 1 and Level 2	0	0
Transfer between Level 2 and Level 1	0	0
Transfer into Level 3	0.00	0.00
Transfer out of Level 3	¥ 0	¥ 0
Bottom of range [member]
Disclosure of detailed information about financial instruments [Line Items]
Percentage of market rates	1.18%	1.28%
Top of range [member]
Disclosure of detailed information about financial instruments [Line Items]
Percentage of market rates	5.51%	4.48%
China United Network Communications Group Company Limited and its subsidiaries [member] | Finance Company Limited [member]
Disclosure of detailed information about financial instruments [Line Items]
Net deposits made by Unicom Group and its subsidiaries	¥ 2,285,000,000	¥ 2,397,000,000
China United Network Communications Group Company Limited and its subsidiaries [member] | Merchants Union Consumer Finance Company Limited [member] | Finance Company Limited [member]
Disclosure of detailed information about financial instruments [Line Items]
Net deposits made by Unicom Group and its subsidiaries	¥ 12,000,000
Foreign exchange risk [member]
Disclosure of detailed information about financial instruments [Line Items]
RMB percentage of strengthened/weakened against foreign currencies	10.00%	10.00%	10.00%	10.00%
Foreign exchange risk [member] | Cash and cash equivalents, borrowings and obligations under finance lease [member]
Disclosure of detailed information about financial instruments [Line Items]
RMB strengthened/weakened against foreign currencies effect on income after tax and other comprehensive income	¥ 138,000,000	¥ 216,000,000		¥ 120,000,000
Foreign exchange risk [member] | Financial assets recorded in fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [Line Items]
RMB strengthened/weakened against foreign currencies effect on income after tax and other comprehensive income	¥ 407,000,000	¥ 414,000,000		¥ 467,000,000
Price risk [member]
Disclosure of detailed information about financial instruments [Line Items]
RMB percentage of strengthened/weakened against foreign currencies	10.00%	10.00%	10.00%	10.00%
RMB strengthened/weakened against foreign currencies effect on income after tax and other comprehensive income	¥ 407,000,000	¥ 414,000,000		¥ 467,000,000
Interest rate risk [member]
Disclosure of detailed information about financial instruments [Line Items]
RMB percentage of strengthened/weakened against foreign currencies	0.50%	0.50%	0.50%	0.50%
RMB strengthened/weakened against foreign currencies effect on income after tax and other comprehensive income	¥ 125,000,000	¥ 424,000,000		¥ 395,000,000
Floating rate borrowings and short-term fixed rate borrowings	33,310,000,000	112,997,000,000
Interest rate risk [member] | Fixed rate [member]
Disclosure of detailed information about financial instruments [Line Items]
Long-term borrowings	¥ 40,516,000,000	¥ 62,257,000,000